Statement of Changes in Net Assets Available for Benefits - EBP 003	12 Months Ended
Dec. 31, 2025 USD ($)
Investment income:
Net appreciation in fair value of investments	$ 789,456,042
Dividends	64,374,677
Interest	10,545,142
Total investment income	864,375,861
Interest income on notes receivable from participants	5,313,001
Contributions:
Participant contributions	387,669,052
Employer contributions	200,065,322
Rollover contributions	118,183,089
Total contributions	705,917,463
Total additions	1,575,606,325
Deductions
Benefits paid to participants	1,008,961,644
Administrative expenses	2,577,279
Total deductions	1,011,538,923
Net increase in net assets	564,067,402
Beginning of year	8,601,948,391
End of year	$ 9,166,015,793